CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 10,029,506	$ 3,931,716	$ 24,286,951	$ 9,767,926	$ 14,551,695	$ 1,751,434
COST OF REVENUES	7,108,454	2,794,829	17,411,655	7,233,619	10,735,064	973,819
GROSS PROFIT	2,921,052	1,136,887	6,875,296	2,534,307	3,816,631	777,615
OPERATING EXPENSES:
Selling, general and administrative	2,565,053	1,129,584	6,780,411	2,593,782	4,233,374	684,138
Bad debt expense	30,987	77,021	30,987	131,021	162,243
Total operating expenses	2,596,040	1,206,605	6,811,398	2,724,803	4,395,617	684,138
INCOME (LOSS) FROM OPERATIONS	325,012	(69,718)	63,898	(190,496)	(578,986)	93,477
OTHER INCOME (EXPENSE)
Gain on liability settlement						58,975
Loss on extinguishment of liability				(96,297)	(96,297)
Acquisition expenses	(141,370)				(17,000)	(147,788)
Interest income					6,457
Interest expense, net	(1,036,479)	(97,327)	(1,352,324)	(319,901)	(405,951)	(63,715)
Loss on debt conversion			(11,063)
NET LOSS BEFORE INCOME TAXES	(711,467)	(167,045)	(1,299,489)	(606,694)	(1,091,777)	(59,051)
PROVISION FOR INCOME TAXES					(106,357)
(PROVISION) BENEFIT FOR INCOME TAXES
Deferred	5,639,233		5,639,233
Current	(77,996)	(8,166)	(155,379)	(56,433)
NET INCOME (LOSS)	4,849,770	(175,211)	4,184,365	(663,127)	(1,198,134)	(59,051)
DEEMED DIVIDEND	(97,405)		(720,424)
CUMULATIVE DIVIDEND	(100,000)		(101,343)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 4,652,365	$ (175,211)	$ 3,362,598	$ (663,127)
BASIC EARNINGS PER COMMON SHARE
Basic net income (loss) per share	$ 0.09		$ 0.07	$ (0.01)
Weighted average shares outstanding-Basic	52,061,114	45,187,683	49,740,042	44,458,141
DILUTED EARNINGS PER COMMON SHARE
Diluted net income (loss) per share	$ 0.08		$ 0.06	$ (0.01)
Weighted average shares outstanding-Diluted	59,556,808	45,187,683	53,636,475	44,458,141
Basic and diluted net loss per share					$ (0.03)
Weighted average shares outstanding - basic and diluted					45,277,518	36,952,731